Segment Information - Schedule of Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Balance at January 1	$ 66,826	$ 66,826
Acquisitions	715,196	0
Impairments	(34,916)	0
Balance at December 31	747,106	66,826
West Segment
Segment Reporting Information [Line Items]
Acquisitions	152,775
Balance at December 31	152,775
Midwest Segment
Segment Reporting Information [Line Items]
Acquisitions	327,088
Balance at December 31	327,088
South Segment
Segment Reporting Information [Line Items]
Acquisitions	235,333
Impairments	(34,916)
Balance at December 31	200,417
East Segment
Segment Reporting Information [Line Items]
Balance at January 1	66,826	66,826
Acquisitions		0
Impairments		0
Balance at December 31	$ 66,826	$ 66,826